Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Accounts payable and accrued liabilities
12.

Accounts payable and accrued liabilities
2021 2020
Trade payables $ 213,377 $ 137,190
Non-trade payables 66,048 58,105
Payables due to related parties [note 24] 61,033 38,354
Total $ 340,458 $ 233,649
The Company’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note 26.